Prospectus Supplement                                    207618 09/03
dated September 30, 2003 to:

PUTNAM MUNICIPAL INCOME FUND
Prospectus dated July 30, 2003

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader              Since   Experience
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David E. Hamlin               2003    1998-Present     Putnam Management
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Portfolio members             Since   Experience
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Paul M. Drury                 2002    1989-Present     Putnam Management
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Susan A. McCormack            2002    1994-Present     Putnam Management
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James D. St. John             2003    1998-Present     Putnam Management
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Richard P. Wyke               1987    1987-Present     Putnam Management
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